SUBSEQUENT EVENTS - Asset purchase agreement (Details) - Bourns Production, Inc - New Dragonfly $ in Thousands	Jan. 01, 2022 USD ($)
Subsequent Event [Line Items]
Purchase price for acquiring machinery and equipment	$ 197
Subsequent Event
Subsequent Event [Line Items]
Purchase price for acquiring machinery and equipment	$ 197